Document and Entity Information	Nov. 03, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2025
Entity Registrant Name	TCW Steel City Senior Lending BDC
Entity Incorporation State Country Code	DE
Entity File Number	000-56771
Entity Tax Identification Number	33-1515587
Entity Address Address Line 1	200 Clarendon Street
Entity Address Address Line 2	51st Floor
Entity Address City Or Town	Boston
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02116
City Area Code	617
Local Phone Number	936-2275
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002043133